ORGANIZATION - Additional Information (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
ORGANIZATION
VIE's net asset balance	¥ 3,149,256,841	$ 431,446,418	¥ 2,801,208,522